Equity (Tables)	6 Months Ended
Jun. 30, 2018
Shareholders' equity
Schedule of other comprehensive income components

	Millions of euros
	06-30-2018	12-31-2017
	(IFRS 9) (*)	(IAS 39)
Other comprehensive income accumulated	(23,885)	(21,776)
Items not reclassified to profit or loss	(2,751)	(4,034)
Actuarial gains or losses on defined benefit pension plans	(3,366)	(4,033)
Non-current assets and disposable groups of items that have been classified as held for sale	—	—
Share in other recognized income and expenses of investments in joint ventures and associates	—	(1)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	646
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income [item hedged]	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income [hedging instrument]	—
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(31)
Items that may be reclassified to profit or loss	(21,134)	(17,742)
Hedge of net investments in foreign operations (effective portion)	(4,018)	(4,311)
Exchange differences	(17,934)	(15,430)
Hedging derivatives. Cash flow hedges (effective portion)	92	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,037
Coverage instruments (items not designated)	—
Financial assets available for sale		2,068
Debt instruments		1,154
Equity instruments		914
Non-current assets held for sale	—	—
Share in other income and expenses recognized in investments in joint ventures and associates	(311)	(221)

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

Schedule of changes in other comprehensive income for entities accounted for using the equity method

	Millions of euros
	06-30-18 (*)
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value

Equity instruments
Domestic
Spain	31	(225)	(194)	511
International
Rest of Europe	147	(76)	71	560
United States	13	—	13	75
Latin America and rest	764	(8)	756	1,620
	955	(309)	646	2,766
Of which:
Listed	863	(24)	839	2,005
Unlisted	92	(285)	(193)	761

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss

	Millions of euros
	06-30-18 (*)				12-31-17
			Net				Net
			revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government and central banks debt instruments
Spain	802	(3)	799	41,153	660	(25)	635	48,217
Rest of Europe	345	(8)	337	16,307	306	(24)	282	20,244
Latin America and rest of the world	274	(239)	35	40,442	404	(129)	275	39,132
Private-sector debt instruments	75	(208)	(133)	20,163	90	(128)	(38)	20,888
	1,496	(458)	1,038	118,065	1,460	(306)	1,154	128,481

Equity instruments
Domestic
Spain	—	—	—	—	5	(2)	3	1,373
International
Rest of Europe	—	—	—	—	166	(2)	164	979
United States	—	—	—	—	14	(5)	9	560
Latin America and rest	—	—	—	—	744	(6)	738	1,878
	—	—	—	—	929	(15)	914	4,790
Of which:
Listed	—	—	—	—	828	(5)	823	2,900
Unlisted	—	—	—	—	101	(10)	91	1,890
	—	—	—	—	2,389	(321)	2,068	133,271

(*) See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).